WARRANT LIABILITY - Company issued Series A, B and C Warrants (Details)	1 Months Ended
	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series A Warrants	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series B Warrants	Nov. 29, 2012 Initial Purchase Agreement Crede CG II, Ltd Series C Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series A Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series B Warrants	Jul. 19, 2013 Second Purchase Agreement Crede CG III, Ltd. Series C Warrants
Class of Warrant or Right [Line Items]
Warrants issued	179,211	492,831	448,029	178,253	490,196	445,633
Warrants issued (Price per unit)	13.39	13.39	13.39	14.59	14.59	14.59